Stockholders' Deficit (Details Textual) (USD $)	6 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended								12 Months Ended				12 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Settlement Of Accounts Payable and Loss On Settlement [Member]	Dec. 31, 2011 Settlement Of Notes Payable [Member]	Dec. 31, 2011 Common Stock [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Jun. 30, 2012 Commitment Date [Member]	Dec. 31, 2011 Commitment Date [Member]	Jun. 30, 2012 Re Measurement Date [Member]	Dec. 31, 2011 Re Measurement Date [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Warrant [Member]	Dec. 31, 2010 Maximum [Member] Warrant [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Warrant [Member]	Dec. 31, 2010 Minimum [Member] Warrant [Member]	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2010 Conversion Of Preferred Stock To Common Stock [Member] Common Stock [Member]	Jun. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Jun. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Jun. 30, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]
Description Of Class Of Stock Provision																									"This class of stock has the following provisions: Non-voting, No rights to dividends, No liquidation value, Convertible into 200 shares of common stock"	"This class of stock has the following provisions: · Non-voting, · No rights to dividends, · No liquidation value, · Convertible into 200 shares of common stock"	"This class of stock has the following provisions: Voting rights entitling the holders to an aggregate 51% voting control, Initially no rights to dividends, Stated value of $0.001 per share, Liquidation rights entitle the receipt of net assets on a pro-rata basis; and Non-convertible"	"This class of stock has the following provisions: · Voting rights entitling the holders to an aggregate 51% voting control, · Initially no rights to dividends, · Stated value of $0.001 per share, · Liquidation rights entitle the receipt of net assets on a pro-rata basis; and · Non-convertible "	"This class of stock has the following provisions: Stated Value - $1,000 per share, Non-voting, Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions with the majority consent of the Series C, convertible preferred stockholders authorization; and Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion"	"This class of stock has the following provisions: · Stated Value - $1,000 per share, · Non-voting, · Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends · As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions with the majority consent of the Series C, convertible preferred stockholders authorization; and · Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion"
Settlement of accounts payable and accrued expenses (1)	0				8,928,571	1,965,571		32,000,000															2,767,500				51	51	190	190
Stock issued to settle accounts payable and due to factor					$ 400,000	$ 1,081,064		$ 285,760															$ 630,990						$ 190,000	$ 190,000
Stock Issued During Period Shares New Issues For Cash																													100	100
Stock Issued During Period Value New Issues For Cash																													100,000	100,000
Stock Issued During Period Price Per Share For Cash																													$ 1,000	$ 1,000
Stock Issued During Period Shares New Issues For Services																													90	90
Stock Issued During Period Value New Issues For Services																													90,000	90,000
Stock Issued During Period Price Per Share For Services																													$ 1,000	$ 1,000
Conversion to common stock																								16,666,600					190
Conversion of debt, quantity																								83,333					19,000,000
Stock Issued During Period Shares Conversion Of Convertible Securities Price Per Share																													$ 0.00001
Stock Issued During Period Shares Conversion Of Convertible Securities Loss																													614,984
Derivative expense			1,625,000	35,000							293	293	175	175
Decrease In Valuation Of Forbearance Agreement Terms			The forebearance of agreement terms represents settlement of debt and accrued liabilities and includes a valuation of $918,432 which is reduced by an $135,000 accrual and reduced by $3,932 stock issued to settle contracts for items expensed in the year ended December 31, 2011, but are treated in the current period as a non-cash settlement, which nets to $779,500 as shown in the statement of cash flows as loss on debt.	The forebearance of agreement terms represents settlement of debt and accrued liabilities and includes a valuation of $918,432 which is reduced by an $135,000 accrual and reduced by $3,932 stock issued to settle contracts for items expensed in the year ended December 31, 2011,
Loss on debt repayment	779,500		779,500
Stock Repurchased During Period, Shares	26,431,575
Stock Repurchased During Period, Value	460,978
Stock Repurchased During Period Per Share	$ 0.0174
Loss on settlement of accounts payable	0	2,542,073	2,123,129	433,400
Settlement Of Accounts Payable			1,523,590		375,000	678,325
Cancellation of shares (in shares)			(3,500,000)				(3,500,000)
Cancellation Of Previously Issued Common Stock Per Shares			0.001
Fees Paid					25,000
Loss on settlement of accounts payable			1,313,000	161,000	112,500	402,739
Cash Paid For Settle Accounts Payable					84,715
Total Loss On Settlement Of Accounts Payable					27,785
Total Number Of Shares Issued																							5,000,000
Number of Warrants, Outstanding Balance (in shares)	552,784,066		283,338,233						750,000
Number of Warrants, Granted (in shares)									162,388,233
Stock Issued During Period Price Per Share					$ 0.045	$ 0.55
Stock Issued During Period Value Of Warrants									$ 1,989,982
Stock Issued During Period, Shares, Issued For Services	12,621,411								120,200,000
Stock Issued During Period Exercise Price Per Shares For Services																	$ 0.10				$ 0.002
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Exercise Price Per Share	$ 0.016		$ 0.02							$ 0.021					$ 1.50	$ 1.50		$ 0.06	$ 0.012	$ 0.02		$ 0.015